Summary of Significant Accounting Policies Net Income Per BUC (Details) - USD ($)	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ 15,029,188	$ 17,976,842	$ 4,996,038
Net Income (Loss) Allocated to General Partners									1,056,316	1,416,296	691,312
Unallocated loss of Consolidated VIEs									(635,560)	(1,116,262)	(1,522,846)
Net (income) loss attributable to noncontrolling interest									(4,673)	261,923	549,194
Net Income (Loss) Allocated to Limited Partners									14,613,105	17,414,885	5,278,378
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ 52,773	$ 3,331,051	$ 2,163,979
Weighted average number of units outstanding, basic and diluted									59,431,010	43,453,476	37,367,600
Income (Loss) from Continuing Operations, Per Basic and Diluted Share	$ 0.04	$ 0.06	$ 0.05	$ 0.10	$ 0.04	$ 0.05	$ 0.08	$ 0.15	$ 0.25	$ 0.32	$ 0.09
Income (Loss) from Discontinued Operations, Net of Tax, Per Basic and Diluted Share	0	0	0.00	0.00	0	0	0.01	0.04	0.00	0.08	0.05
Earnings Per Share, Basic and Diluted	$ 0.04	$ 0.06	$ 0	$ 0.10	$ 0.04	$ 0.08	$ 0	$ 0.19	$ 0.25	$ 0.40	$ 0.14
Segment, Continuing Operations [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest									$ 14,976,415	$ 14,645,791	$ 2,832,059
Net Income (Loss) Allocated to General Partners									1,056,316	1,381,872	331,403
Unallocated loss of Consolidated VIEs									(688,333)	(1,004,909)	(1,454,549)
Net (income) loss attributable to noncontrolling interest									(4,673)	261,923	549,194
Net Income (Loss) Allocated to Limited Partners									14,613,105	14,006,905	3,406,011
Segment, Discontinued Operations [Member]
Net Income (Loss) Allocated to General Partners									0	34,424	359,909
Unallocated loss of Consolidated VIEs									52,773	(111,353)	(68,297)
Net Income (Loss) Allocated to Limited Partners									0	3,407,980	1,872,367
Income (Loss) from Discontinued Operations, Net of Tax, Including Portion Attributable to Noncontrolling Interest									$ 52,773	$ 3,331,051	$ 2,163,979